TRAVELERS VINTAGE 3 VARIABLE ANNUITY
                                            SUPPLEMENT DATED OCTOBER 10, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002


Effective August 30, 2002, the outstanding shares of the following underlying funds were designated as "Class I" shares:

SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund
   Investors Fund
   Small Cap Growth Fund

Therefore, all references to these funds are supplemented with the "Class I" designation.

Effective October 1, 2002, the cover is supplemented to include the following available variable funding options:

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All Cap Growth and Value
   Multiple Discipline Portfolio - Large Cap Growth and Value
   Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Balanced All Cap Growth and Value


The Variable Funding Option Expenses Section is revised as follows:

                                                                                                            TOTAL ANNUAL
                                                                    DISTRIBUTION                             OPERATING
                                                 MANAGEMENT FEE    AND/OR SERVICE     OTHER EXPENSES          EXPENSES
                                                 (AFTER EXPENSE        FEES           (AFTER EXPENSE       (AFTER EXPENSE
FUNDING OPTIONS:                                 REIMBURSEMENT)    (12b-1 FEES)       REIMBURSEMENT)       REIMBURSEMENT)
------------------                              ----------------- ----------------  ------------------ ----------------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All Cap           0.75%             0.00%              0.25%               1.00%(18)
     Growth and Value.......................
   Multiple Discipline Portfolio - Large Cap         0.75%             0.00%              0.25%               1.00%(18)
     Growth and Value.......................
   Multiple Discipline Portfolio - Global            0.75%             0.00%              0.25%               1.00%(18)
     All Cap Growth and Value...............
   Multiple Discipline Portfolio - Balanced          0.75%             0.00%              0.25%               1.00%(18)
     All Cap Growth and Value...............


NOTES

(18) Other Expenses are based on estimates for the current fiscal year. Effective September 4, 2002, the Board for the Smith Barney Multiple Discipline Trust ("Trust") authorized the Trust to charge each Portfolio an annual Rule 12b-1 fee of up to 0.25% of each Portfolio's average daily net assets. However, the Trust will not deduct the fee from any Portfolio before April 30, 2003.

The Examples are revised as follows:

EXAMPLE:  WITH E.S.P.


                                                IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                             ----------------------------------------- -------------------------------------------
                                             ----------------------------------------- -------------------------------------------
 FUNDING OPTION                              1 YEAR    3 YEARS    5YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All Cap
     Growth and Value......................    91        135        161        338        31        95         161        338
   Multiple Discipline Portfolio - Large
     Cap Growth and Value..................    91        135        161        338        31        95         161        338
   Multiple Discipline Portfolio - Global
     All Cap Growth and Value..............    91        135        161        338        31        95         161        338
   Multiple Discipline Portfolio -
     Balanced All Cap Growth and Value.....    91        135        161        338        31        95         161        338


EXAMPLE:  WITHOUT E.S.P

                                                IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                             ----------------------------------------- -------------------------------------------
                                             ----------------------------------------- -------------------------------------------
 FUNDING OPTION                              1 YEAR    3 YEARS    5YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All Cap
     Growth and Value......................    89        129        151        319        29        89         151        319
   Multiple Discipline Portfolio - Large
     Cap Growth and Value..................    89        129        151        319        29        89         151        319
   Multiple Discipline Portfolio - Global
     All Cap Growth and Value..............    89        129        151        319        29        89         151        319
   Multiple Discipline Portfolio -
     Balanced All Cap Growth and Value.....    89        129        151        319        29        89         151        319


The Variable Funding Options Section is revised as follows:

          INVESTMENT                               INVESTMENT                                     INVESTMENT
           OPTIONS                                  OBJECTIVE                                 ADVISER/SUBADVISER
-------------------------------   ----------------------------------------------   ------------------------------------------
SMITH BARNEY MULTIPLE
DISCIPLINE TRUST
   Multiple Discipline            Seeks long-term growth of capital by             Smith Barney Fund Management LLC ("SBFM")
     Portfolio - All Cap          investing in equity securities within all
     Growth and Value             market capitalization ranges. The Portfolio
                                  consists of two  segments.  The All Cap Growth
                                  segment combines the growth potential of small
                                  to  medium  companies  with the  stability  of
                                  high-quality  large company growth stocks. The
                                  All Cap Value  segment  invests  in  companies
                                  whose market prices are attractive in relation
                                  to their business fundamentals.

   Multiple Discipline            Seeks long-term growth of capital by             SBFM
     Portfolio - Large Cap        investing in equity securities of companies
     Growth and Value             with large market capitalizations. The
                                  Portfolio consists of two segments.  The Large
                                  Cap Growth  segment  focuses  on  high-quality
                                  stocks with consistent  growth.  The Large Cap
                                  Value   segment    invests   in    established
                                  undervalued companies.

   Multiple Discipline            Seeks long-term growth of capital by             SBFM
     Portfolio - Global All       investing in equity securities. The
     Cap Growth and Value         Portfolio consists of four segments. The
                                  Large   Cap   Growth   segment    focuses   on
                                  high-quality  stocks with  consistent  growth.
                                  The  Large  Cap  Value   segment   invests  in
                                  established    undervalued   companies.    The
                                  Mid/Small Cap Growth segment  invests in small
                                  and  medium   sized   companies   with  strong
                                  fundamentals  and earnings  growth  potential.
                                  The International - ADR segment seeks to build
                                  long-term  well-diversified   portfolios  with
                                  exceptional risk/reward characteristics.

          INVESTMENT                               INVESTMENT                                     INVESTMENT
           OPTIONS                                  OBJECTIVE                                 ADVISER/SUBADVISER
-------------------------------   ----------------------------------------------   ------------------------------------------
SMITH BARNEY MULTIPLE
DISCIPLINE TRUST
  Multiple Discipline             Seeks  long-term  growth  of  capital balanced   SBFM
     Portfolio - Balanced All     with principal  preservation  by investing  in
     Cap Growth and Value         equity and fixed-income growth securities. The
                                  Portfolio  consists  of  three segments.   The
                                  All Cap  Growth  segment  combines  the growth
                                  potential  of small to medium  companies  with
                                  the  stability of  high-quality  large company
                                  growth  stocks.  The  All  Cap  Value  segment
                                  invests in companies  whose market  prices are
                                  attractive  in  relation  to  their   business
                                  fundamentals.    The   Government   Securities
                                  Management  (7-Year)  segment invests in short
                                  and   intermediate   term   U.S.    government
                                  securities  with  an  average  maturity  of  7
                                  years.



L-19918                                                         October 10, 2002